Concentrations and Credit Risk (Details Narrative 1)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Concentrations And Credit Risk Details Narrative 1
Percent of revenue from major customer	45.00%	52.00%	66.00%
Percent of trade receivables for 10% or greater customers	84.00%	87.00%
Percent of trade receivable for two other customers	75.00%	74.00%